UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 MARCH 2003

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Capital (VA Partners, LLC)
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           One Maritime Plaza, Suite 1400
           -----------------------------------------------------
           San Francisco, CA  94111
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Form 13F File Number: 28-10080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Partner
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA       May 12, 2003
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       17
                                             ---------------
Form 13F Information Table Value Total:       $588,023
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE

VA Partners, LLC


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                      Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer            Title of Class  CUSIP     (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared  None
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Copart, Inc.                   COM       217204106    15,255    1,986,400     Sh           Sole      N/A     1,986,400
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First Health Group Corp        COM       320960107    67,212    2,642,000     Sh           Sole      N/A     2,642,000
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Gartner Group, Inc.            COM       366651107    53,672    7,722,700     Sh           Sole      N/A     7,722,700
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Gartner Group, Inc.            CL B      366651206    33,357    4,429,946     Sh           Sole      N/A     4,429,946
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Insurance Auto Auctions, Inc.  COM       457875102    24,030    2,184,600     Sh           Sole      N/A     2,184,600
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Invitrogen Corp                COM       46185R100    39,205    1,279,962     Sh           Sole      N/A     1,279,962
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LeCroy Corp                    COM       52324W109    14,352    1,475,072     Sh           Sole      N/A     1,475,072
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Lifeline Systems, Inc.         COM       532192101    25,710    1,259,100     Sh           Sole      N/A     1,259,100
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Lincare Holdings, Inc.         COM       532791100    38,480    1,253,853     Sh           Sole      N/A     1,253,853
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Martha Stewart Living          COM       573083102    34,636    4,218,788     Sh           Sole      N/A     4,218,788
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MedQuist, Inc.                 COM       584949101    45,999    2,696,321     Sh           Sole      N/A     2,696,321
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Mentor Corp                    COM       587188103   100,937    5,895,904     Sh           Sole      N/A     5,895,904
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Micros Systems Inc.            COM       594901100     9,436      401,400     Sh           Sole      N/A       401,400
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OneSource Information Svcs     COM       68272J106    23,024    3,707,697     Sh           Sole      N/A     3,707,697
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Per-Se Technologies            COM       713569309    40,701    5,119,731     Sh           Sole      N/A     5,119,731
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Polymedica Inds Inc.           COM       731738100    10,989      360,900     Sh           Sole      N/A       360,900
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Vitalworks, Inc.               COM       928483106    11,019    2,869,568     Sh           Sole      N/A     2,869,568
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